EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ordinary Shares excluding shares with liquidation preference
Shares Outstanding [Roll Forward]
BALANCE (in shares)	218,847,430	214,554,061
Conversion upon IPO closing			203,976,196
IPO			8,325,000
Exercise of options - commencing IPO			2,252,865
Exercise of options and vesting of RSUs	2,890,584	4,293,369
BALANCE (in shares)	221,738,014	218,847,430	214,554,061
Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)	218,847,430	214,554,061	202,513,145
IPO			8,325,000
Exercise of options and vesting of RSUs			3,715,916
BALANCE (in shares)	221,738,014	218,847,430	214,554,061
Ordinary Shares | Class A Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)			32,070,835
Exercise of options - prior to IPO
Conversion upon IPO closing			(32,070,835)
IPO
Exercise of options - commencing IPO
Exercise of options and vesting of RSUs
BALANCE (in shares)
Ordinary Shares | Class B Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)			6,703,520
Exercise of options - prior to IPO
Conversion upon IPO closing			(6,703,520)
IPO
Exercise of options - commencing IPO
Exercise of options and vesting of RSUs
BALANCE (in shares)
Ordinary Shares | Class C Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)			3,390,490
Exercise of options - prior to IPO
Conversion upon IPO closing			(3,390,490)
IPO
Exercise of options - commencing IPO
Exercise of options and vesting of RSUs
BALANCE (in shares)
Ordinary Shares | Class D Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)			32,164,955
Exercise of options - prior to IPO
Conversion upon IPO closing			(32,164,955)
IPO
Exercise of options - commencing IPO
Exercise of options and vesting of RSUs
BALANCE (in shares)
Ordinary Shares | Class E Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)			11,749,700
Exercise of options - prior to IPO
Conversion upon IPO closing			(11,749,700)
IPO
Exercise of options - commencing IPO
Exercise of options and vesting of RSUs
BALANCE (in shares)
Ordinary Shares | Class F1 Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)			14,326,650
Exercise of options - prior to IPO
Conversion upon IPO closing			(14,326,650)
IPO
Exercise of options - commencing IPO
Exercise of options and vesting of RSUs
BALANCE (in shares)
Ordinary Shares | Class F2 Ordinary Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)			41,547,280
Exercise of options - prior to IPO
Conversion upon IPO closing			(41,547,280)
IPO
Exercise of options - commencing IPO
Exercise of options and vesting of RSUs
BALANCE (in shares)
Ordinary Shares (with liquidation preferences)
Shares Outstanding [Roll Forward]
BALANCE (in shares)			60,559,715
Exercise of options - prior to IPO			1,463,051
Conversion upon IPO closing			(62,022,766)
IPO
Exercise of options - commencing IPO